CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ (5,605)	$ (3,650)	$ 11,176
Reclassification of a cash flow hedge into earnings, tax	1,349	2,626	(3,180)
Unrealized gain on cash flow hedges, tax	(2,444)	(4,434)	(4,450)
Other comprehensive income (loss), tax	$ (6,700)	$ (5,458)	$ 3,546